Premises and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Premises and Equipment
Depreciation expense	$ 2,000,000.0	$ 2,100,000
Net losses on the sale of and write-downs on premises and equipment	$ 3,000,000.0	$ 362,000